Subsequent Events	12 Months Ended
Jun. 30, 2016
Subsequent Events
Subsequent Events.

NOTE 16 – Subsequent Events

A.	Business Alliance with Poafbybitty Family LLC

In July 2016, the Company entered into a business alliance with Poafbybitty Family, LLC to launch Eagle Spirit Spring Water, a line of purified, high-alkaline spring water sourced from Native American tribal land in Oklahoma. The agreement calls for the Company to pay a royalty on each gallon of water collected at the spring. Production of filtered spring water filled bottles commenced in August 2016 and they are now available for sale.

In consideration for the 20 year lease for water and surface rights with a 10 year renewal option, the Company paid Poafbybitty Family, LLC cash payments of $22,500 and issued a warrant for 500,000 shares of the Company’s common stock exercisable at $.03 per share over a three year period from July 27, 2016.

The agreement grants the Company an exclusive right to develop land adjacent to the spring for commercial purposes as agreed to by both parties. Additionally, the Company has agreed to grow hemp for experimental or commercial purposes on the land within three years. As of June 30, 2016, the Company recorded approximately $10,137 of investment and other assets related to the agreement.

B.	Distribution Agreement with Water Event Pure Water Solution

In August 2016, the Company entered into a distribution agreement with Water Event Pure Solutions (“Water Event”) to distribute the Company’s hemp-infused beverages and water to 15,000 customers in four major metropolitan areas in Texas. Water Event also began bottling the Company’s Eagle Spirit Spring Water product in August 2016.

C.	New Office Lease and Purchase of Furniture

On May 11, 2016, we executed a new lease for the existing space and 2,172 square feet of additional space at the same address for a three-year term beginning July 1, 2016 and terminating on June 30, 2019. Due to the landlord’s inability to make the additional space ready for us as of July 1, we were not able to commence the new lease until September 2016. The lease that was due to expire on June 30 was extended on a month-to-month basis until September. In connection with the new lease, we also purchased used office furniture from the landlord and financed this purchase with a note payable in the amount of $40,122 with an interest rate of 0% and monthly payments of $1,115.